CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and Cash Equivalents	$ 45,863	$ 39,177
Restricted Cash	0	5,207
Accounts Receivable, Net	19,039	16,223
Prepaid Expenses	8,401	6,227
Inventory	19,930	21,931
Voyages in Progress	17,566	6,570
Other Current Assets	4,053	3,436
Vessels Held for Sale	36,016	0
Total Current Assets	150,868	98,771
Non-Current Assets
Vessels	748,207	715,273
Right of Use Assets	738	975
Other Non-Current Assets	2,351	2,568
Total Non-Current Assets	751,296	718,816
Total Assets	902,164	817,587
Current Liabilities
Accounts Payable	2,528	4,257
Accrued Voyage Expenses	15,242	12,294
Deferred Revenue	3,836	5,632
Other Current Liabilities	10,410	7,572
Dividends Payable	0	8,470
Current Portion of Long-Term Debt	35,404	21,560
Total Current Liabilities	67,420	59,785
Non-Current Liabilities
Long-Term Debt	388,740	248,144
Other Non-Current Liabilities	483	845
Total Non-Current Liabilities	389,223	248,989
Commitments and Contingencies
Shareholders' Equity
Common Stock, par value $0.01 per share 360,000,000 authorized, 211,750,663 and 211,750,663 issued and outstanding at December 31, 2024, and 2023, respectively	2,117	2,117
Additional Paid-in Capital	198,206	198,206
Contributed Surplus	244,955	321,185
Accumulated Other Comprehensive Loss	(1,155)	(1,822)
Retained Earnings (Accumulated Deficit)	1,398	(10,873)
Total Shareholders' Equity	445,521	508,813
Total Liabilities and Shareholders' Equity	$ 902,164	$ 817,587